SHAREHOLDERS' EQUITY - Summary of Restricted Stock Units Activity (Details)	12 Months Ended
	Dec. 31, 2024 ₪ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 ₪ / shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Ordinary shares, par value (Israeli new Sheqel per share) | ₪ / shares	₪ 1.0		₪ 1
Ordinary shares, par value (usd per share) | ₪ / shares	₪ 1.0		₪ 1
Restricted Stock Awards And Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	1,703,149
Granted (in shares)	835,778
Vested (in shares)	(673,001)
Forfeited (in shares)	(78,104)
Ending balance (in shares)	1,787,822
Ordinary shares, par value (Israeli new Sheqel per share) | (per share)	₪ 1	$ 0.27
Ordinary shares, par value (usd per share) | (per share)	₪ 1	$ 0.27